Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease
Schedule of supplemental information related to leases

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Operating leases:
Operating lease right-of-use assets	223,652	168,192	24,386

Current portion of lease liabilities	91,288	84,358	12,231
Non-current portion of lease liabilities	130,956	83,171	12,059
Total operating lease liabilities	222,244	167,529	24,290

Weighted average remaining lease term (years)	2.85	2.32
Weighted average discount rate	4.38%	4.55%

Schedule of future minimum lease payments

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Within 1 year	95,288	88,780	12,872
Between 1 and 2 years	75,197	65,378	9,479
Between 2 and 3 years	48,288	18,153	2,632
Between 3 and 4 years	14,459	3,845	557
Between 4 and 5 years	324	817	118
Total lease payment	233,556	176,973	25,658
Less imputed interest	(11,312)	(9,444)	(1,368)
Total	222,244	167,529	24,290